PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Government institutions	$ 400	$ 46
Prepaid expenses	197	27
Deposits	55	43
Other assets	28	1
Prepaid expenses and other current assets	$ 680	$ 117